Leases and Right-of-Use-Assets (Tables)	12 Months Ended
Dec. 31, 2025
Leases and Right-of-Use-Assets [Abstract]
Schedule of Information Related to Operating Leases	Supplemental information related to operating leases was as follows:
	Year Ended December 31,
	2025	2024	2023
Cash payments for operating leases	$750,500	$561,150	$338,233

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of December 31, 2025 were as follow:
Maturity of Lease Liabilities:	Lease payable
Years ended December 31,
2026	$450,135
2027	328,373